Long-Term Debt, Secured Term Loans (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($) Intallment Vessel	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)
Long-Term Debt [Abstract]
Restricted cash, non-current	$ 1,000		$ 1,000
Secured Term Loans [Member]
Long-Term Debt [Abstract]
Frequency of loan repayments	quarterly
Number of balloon installment payments | Intallment	1
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrMember
Number of tanker vessels used as collateral | Vessel	4
Net book value of tanker vessels used as collateral	$ 121,307
Compensating cash balance required under loan agreements	10,000		10,000
Restricted cash, non-current	$ 1,000		1,000
Covenant compliance	the Company was in compliance with all of its loan covenants
Weighted average interest rate	7.52%	7.35%
Interest expense on long-term debt	$ 2,027	$ 4,427
Accrued interest	$ 208		$ 294
Secured Term Loans [Member] | Minimum [Member]
Long-Term Debt [Abstract]
Margin on variable rate	0.65%
Arrangement fee percentage	0.50%
Secured Term Loans [Member] | Maximum [Member]
Long-Term Debt [Abstract]
Margin on variable rate	2.60%
Arrangement fee percentage	1.00%